                       SEMIANNUAL REPORT JANUARY 31, 1999

                                  OPPENHEIMER
                                   MUNICIPAL
                                   BOND FUND

                            [OPPENHEIMERFUNDS LOGO]

                            THE RIGHT WAY TO INVEST

CONTENTS

 3   President's Letter

 4   An Interview with Your Fund's Manager

11   Financial Statements

33   Officers and Trustees

36   Information and Services


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

- MUNICIPAL BONDS PERFORMED WELL over the past six months in a declining-interest-rate environment.

- SEVERAL OF THE FUND'S HOLDINGS RECEIVED CREDIT RATING UPGRADES, which enhanced the value of the securities.

CUMULATIVE TOTAL RETURNS
For the 6-Month Period Ended 1/31/99

CLASS A
Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
4.59%            -0.38%
------------------------------

CLASS B
Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
4.20%            -0.80%
------------------------------

CLASS C
Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
4.20%            3.20%
------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges. This performance is not annualized.

2. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

                       2  Oppenheimer Municipal Bond Fund

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Municipal Bond Fund

DEAR SHAREHOLDER,
--------------------------------------------------------------------------------

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

      With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
February 22, 1999

                       3  Oppenheimer Municipal Bond Fund

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED JANUARY 31,
1999?

We are pleased with the Fund's performance over the past six months. Not only has the municipal bond market rallied overall since August 1, 1998, but the Fund also held some of the individual securities that led the market's advance. In fact, several of our holdings received credit rating upgrades from the major independent rating agencies, which helped to increase their investment value.

WHY DID THE MUNICIPAL BOND MARKET RALLY DURING THE SECOND HALF OF 1998?

When the reporting period began in August 1998, many financial markets around the world were in disarray and global economic conditions were uncertain. The U.S. stock market and the higher-yielding sectors of the U.S. bond market were in the midst of a sharp decline triggered by the spread of the global currency and credit crisis from Asia to Russia and Latin America. Lower overseas demand for U.S. goods and services was expected to reduce the growth of domestic corporate earnings, and investors became concerned that U.S. economic growth might suffer.

                       4  Oppenheimer Municipal Bond Fund

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Jerry Webman
Robert E. Patterson
(Portfolio Manager)

Unlike equity investors, fixed income investors tend to welcome slower economic growth because it helps alleviate inflationary pressures that may be present in the economy. In addition, slower growth makes it more likely that interest rates will decline, especially if the Federal Reserve Board cuts key short-term rates to stimulate economic growth. As a result, prices of high quality bonds rose in the third quarter of 1998, especially U.S. Treasury securities and highly rated municipal bonds. However, municipal bonds lagged the performance of comparable U.S. Treasury securities over the same period.

WHY DID U.S. TREASURY SECURITIES PROVIDE HIGHER RETURNS THAN MUNICIPAL BONDS?

In last summer's uncertain market environment, both domestic and overseas investors sold investments they perceived as risky. Instead, they flocked to the relative safety of triple-A-rated U.S. government bonds. Demand for U.S. Treasury securities was rising at the same time that supply was falling because of the federal government's success in balancing the budget. When demand for a particular investment exceeds the available supply of securities, investors usually bid up the price.

                       5  Oppenheimer Municipal Bond Fund

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

Unlike U.S. Treasury securities, however, municipal bonds experienced relatively steady demand for an abundant supply of securities. First, because overseas investors and most institutions receive no tax benefits from municipal bonds, they did not contribute to an increase in demand within this market sector. Second, municipalities and other issuers took advantage of low interest rates last year to finance new projects and refinance existing ones at lower costs. With the second largest volume of new tax-exempt issuance in history entering the market in 1998, plenty of securities were available to satisfy demand from individual investors and mutual funds. Accordingly, while municipal bond prices rallied when interest rates fell, they did not rise to the extent that prices of U.S. Treasury securities did.

HOW WAS THE FUND MANAGED IN THIS ENVIRONMENT?

We remained nearly fully invested in a diversified portfolio of tax-exempt securities from a wide variety of issuers. In fact, because we had expected the U.S. economy to slow, we positioned the portfolio for slower growth and lower interest rates well before the six-month reporting period began. As we stated in our shareholder report six months ago, we focused primarily on bonds that, in our opinion, were likely to benefit from improving credit profiles, and we favored bonds secured by the revenues of specific projects over bonds backed by the general taxation power of their issuers.

                       6  Oppenheimer Municipal Bond Fund

AVG ANNUAL TOTAL RETURNS
For the Periods Ended 12/31/98(1)

Class A
1 year     5 year    10 year
-------------------------------
1.01%      4.53%     7.26%
-------------------------------

Class B
                     Since
1 year     5 year    Inception
-------------------------------
0.24%      4.41%     5.40%
-------------------------------

Class C
                     Since
1 year     5 year    Inception
-------------------------------
4.14%      N/A       7.12%
-------------------------------


We also emphasized bonds that provide protection against being redeemed early, or "called," by their issuers. Because having bonds called while interest rates are falling often requires us to reinvest the proceeds at lower yields, having such "call protection" was an important part of our strategy over the past six months.

        Later in the six-month reporting period, we shifted our focus to higher quality bonds, including insured bonds. That's because the differences in yields between highly rated bonds and lower rated bonds had narrowed substantially during the second half of last year, and there was little incentive to assume the additional credit risks that lower rated bonds entail.

IN WHAT TYPES OF MUNICIPAL PROJECTS DID THE FUND INVEST OVER THE PAST SIX
MONTHS?

We continued to hold bonds financing a wide range of municipal projects, ranging from airports to hospitals. We have also continued to find attractive opportunities in housing bonds for the development of new communities throughout the nation. We hold securities supporting senior citizen housing, as well as bonds financing student and faculty housing, in Florida.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 10/27/76. The Fund's maximum sales charge for Class A shares was lower prior to 5/1/86, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 3/16/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 8/29/95. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

7  Oppenheimer Municipal Bond Fund

STANDARDIZED YIELDS(2)
-------------------------------
For the 30 Days Ended 1/31/99
-------------------------------
Class A                  4.22%
-------------------------------
Class B                  3.65%
-------------------------------
Class C                  3.65%
-------------------------------


AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

During the past six months, we purchased public-benefit bonds issued by a paper company for the construction of a new recycling plant in Georgia. Interest and principal of these bonds are guaranteed by the issuing corporation, which our analysts have deemed financially strong, yet, because they come from a private-sector issuer rather than a government entity, they provide higher yields than many comparable securities.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET?

We remain very optimistic. Our outlook is especially positive for tax-exempt bonds, however, because they have become quite inexpensive relative to their historical relationship with U.S. Treasury securities. In fact, during October 1998, some tax-exempt bond yields equaled the yields of comparable taxable government bonds. In effect, those who invested in municipal bonds in October received the income-tax benefits for free!

2. Standardized yield is based on net investment income for the 30-day period ended January 31, 1999. Falling share prices will tend to artificially raise yields.

                       8  Oppenheimer Municipal Bond Fund

CREDIT ALLOCATION(3)

[PIE CHART]

AAA                                   45.5%
AA                                     7.6
A                                     15.5
BBB                                   24.2
BB                                     5.9
B                                      1.3



While municipal bond yields have moderated somewhat relative to U.S. Treasury securities since this past October, they remain quite inexpensive compared to historical norms. If the yield relationship between tax-exempt and taxable bonds returns to more normal levels, as we expect, 1999 may be a particularly good year for municipal bonds, making these tax-exempt securities an important part of The Right Way to Invest.

TOP 5 INDUSTRIES
Percentage of invested assets(4)
------------------------------------
Corporate Backed               20.4%
------------------------------------
Electric Utilities             14.1
------------------------------------
Highways                       12.6
------------------------------------
Single-Family Housing           9.0
------------------------------------
General Obligation              8.7
------------------------------------

3. Portfolio data are as of January 31, 1999, are dollar-weighted based on invested assets and are subject to change. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk of default. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocations include securities rated by national ratings organizations as well as unrated securities (currently 7.9% of total investments) which have ratings assigned by the Manager in categories equivalent to those of ratings organizations.

4. Industry weightings are as of January 31, 1999, and are subject to change.


                       9  Oppenheimer Municipal Bond Fund

FINANCIALS





                      10  Oppenheimer Municipal Bond Fund

STATEMENT OF INVESTMENTS   January 31, 1999 (Unaudited)


                                                       RATINGS:
                                                       MOODY'S/                 FACE                 MARKET VALUE
                                                       S&P/FITCH                AMOUNT               SEE NOTE 1
================================================================================================================
MUNICIPAL BONDS AND NOTES--99.2%
----------------------------------------------------------------------------------------------------------------
ALABAMA--1.2%
Huntsville,  AL HCF Authority RB, Prerefunded,
Series B, MBIA Insured, 6.625%, 6/1/23                 Aaa/AAA                  $ 7,235,000          $ 8,383,629
----------------------------------------------------------------------------------------------------------------
ARIZONA--0.1%
Central AZ Irrigation & Drainage District
GORB, Series A, 6%, 6/1/13                             NR/NR                      1,080,950            1,012,266
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--11.9%
CA Foothill/Eastern Transportation
Corridor Agency Toll Road RB, Sr. Lien,
Series A, 6.50%, 1/1/32                                Baa3/BBB-/BBB             10,500,000           11,797,485
----------------------------------------------------------------------------------------------------------------
CA HFA RB, Series C, 6.65%, 8/1/14                     Aa2/AA-                    5,000,000            5,366,350
----------------------------------------------------------------------------------------------------------------
CA HFA RB, Series C, 6.75%, 2/1/25                     Aa2/AA-                    4,875,000            5,231,021
----------------------------------------------------------------------------------------------------------------
CA PWBL RB, University of California Regents,
Prerefunded, Series A,  AMBAC Insured,
6.40%, 12/1/16                                         Aaa/AAA/AAA                2,500,000            2,818,825
----------------------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP,
Cedars-Sinai Medical Center, 5.40%, 11/1/15            A1/NR                      3,000,000            3,083,310
----------------------------------------------------------------------------------------------------------------
Industry, CA UDA TXAL Bonds, Transportation
Distribution Project No. 3, 6.90%, 11/1/07             NR/A-                        500,000              558,495
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Regional AIC Lease RRB,
Facilities Sublease-International Airport
Project, 6.35%, 11/1/25                                Baa3/BBB-                  8,930,000            9,726,377
----------------------------------------------------------------------------------------------------------------
Palmdale, CA Community RA SFM RRB,
Prerefunded, Series A, 8%, 3/1/16                      Aaa/AAA/A+                 5,000,000            6,854,550
----------------------------------------------------------------------------------------------------------------
Perris, CA SFM RB, Escrowed to Maturity,
Series A, 8.30%, 6/1/13                                Aaa/AAA                    7,000,000            9,695,700
----------------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series A, 7.60%, 5/1/23                                Aaa/AAA                    6,000,000            8,016,360
----------------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue
COP,  FGIC Insured, Inverse
Floater, 7.535%, 6/1/19(1)                             Aaa/AAA/AAA                6,000,000            6,652,500
----------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road RB, Sr. Lien, Prerefunded,
6.75%, 1/1/32                                          Aaa/AAA/AAA               12,700,000           14,459,458
                                                                                                    ------------
                                                                                                      84,260,431

----------------------------------------------------------------------------------------------------------------
COLORADO--0.8%
CO HFAU RB, Rocky Mountain Adventist
Health System, 6.625%, 2/1/22                          Baa2/BBB                   5,000,000            5,356,700
----------------------------------------------------------------------------------------------------------------
CONNECTICUT--4.2%
Mashantucket, CT Western Pequot Tribe
Special RB, Prerefunded, Series A,
6.40%, 9/1/11(2)                                       Aaa/AAA                    7,435,000            8,759,025



                      11  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
CONNECTICUT (CONTINUED)
Mashantucket, CT Western Pequot Tribe
Special RB, Unrefunded Balance, Series A,
6.40%, 9/1/11(2)                                        Baa2/BBB-               $ 7,565,000          $ 8,458,124
----------------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RRB, Sub. Lien, Series B, 5.75%, 9/1/27(2)      Baa3/NR                  11,900,000           12,432,049
                                                                                                     -----------
                                                                                                      29,649,198

----------------------------------------------------------------------------------------------------------------
FLORIDA--3.3%
Dade Cnty., FL IDAU RB, Miami Cerebral Palsy
Services Project, 8%, 6/1/22                            NR/NR                     2,845,000            3,134,962
----------------------------------------------------------------------------------------------------------------
Escambia Cnty., FL HFAU RB, Azalea
Trace, Inc., 6%, 1/1/15                                 NR/NR                     4,000,000            4,163,600
----------------------------------------------------------------------------------------------------------------
Escambia Cnty., FL HFAU RRB, Baptist
Hospital, Inc. & Manor, 5.125%, 10/1/19                 A3/BBB+                   6,395,000            6,298,372
----------------------------------------------------------------------------------------------------------------
FL BOE Capital Outlay GORB, 8.40%, 6/1/07               Aa2/AA                      750,000              964,913
----------------------------------------------------------------------------------------------------------------
FL HFA SFM RRB, Series A, 6.35%, 7/1/14                 Aaa/AAA                     750,000              803,085
----------------------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB,
Series A, 6.30%, 5/1/02                                 NR/NR                     1,183,000            1,214,633
----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Housing FAU SFM RB,
Series A-2, 6.85%, 3/1/29                               Aaa/NR                    1,585,000            1,807,645
----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB, Sub. Lien,
Series B, MBIA Insured, Zero Coupon,
5.452%, 10/1/29(3)                                      Aaa/AAA/AAA              25,895,000            5,091,734
                                                                                                     -----------
                                                                                                      23,478,944

----------------------------------------------------------------------------------------------------------------
GEORGIA--2.8%
GA MEAU RRB, Project One, Series X, MBIA
Insured, 6.50%, 1/1/12                                  Aaa/AAA                     500,000              602,355
----------------------------------------------------------------------------------------------------------------
GA MEAU SPO Refunding Bonds,
Series Y, 6.50%, 1/1/17                                 A3/A                     10,750,000           12,768,420
----------------------------------------------------------------------------------------------------------------
GA MEAU SPO Refunding Bonds, Series Y,
MBIA Insured,  6.50%, 1/1/17                            Aaa/AAA                   1,000,000            1,211,580
----------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU SWD RB, Visy
Paper Inc. Project, 7.40%, 1/1/16                       NR/NR                     4,625,000            4,943,801
                                                                                                     -----------
                                                                                                      19,526,156

----------------------------------------------------------------------------------------------------------------
ILLINOIS--1.5%
IL HFAU RB, Hinsdale Hospital Project,
Escrowed to Maturity, Series C, 9.50%, 11/15/19         Baa1/AAA                    860,000              974,131
----------------------------------------------------------------------------------------------------------------
IL Regional Transportation Authority RB,
AMBAC Insured, 7.20%, 11/1/20                           Aaa/AAA/AAA               7,500,000            9,785,550
                                                                                                     -----------
                                                                                                      10,759,681

                      12  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
INDIANA--4.0%
Indianapolis, IN Airport Authority RB, SPF
Federal Express Corp. Project, 7.10%, 1/15/17           Baa2/BBB                $15,500,000          $17,457,650
----------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport Authority RB, SPF
United Airlines Project, Series A, 6.50%, 11/15/31      Baa2/BB+                 10,500,000           11,249,805
                                                                                                     -----------
                                                                                                      28,707,455

----------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
Kenton Cnty., KY AB RB, SPF Delta Airlines
Project, Series A, 6.125%, 2/1/22                       Baa3/BBB-                 2,790,000            2,830,371
----------------------------------------------------------------------------------------------------------------
LOUISIANA--1.6%
New Orleans, LA Home Mtg. Authority SPO
Refunding Bonds, Escrowed to Maturity,
6.25%, 1/15/11                                          Aaa/NR                    9,500,000           11,111,390
----------------------------------------------------------------------------------------------------------------
MARYLAND--0.1%
MD University Auxiliary Facilities & Tuition
System RRB, Series A, 5.90%, 2/1/03                     Aa3/AA+/AA                  500,000              532,275
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.8%
MA GOB, Unrefunded Balance, Series B,
MBIA Insured, 6.50%, 8/1/11                             Aaa/AAA/AAA                 430,000              466,348
----------------------------------------------------------------------------------------------------------------
MA TUAU Metropolitan Highway System
RRB, Sr. Lien, Series A, MBIA Insured, 5%, 1/1/37       Aaa/AAA/AAA               7,000,000            6,923,350
----------------------------------------------------------------------------------------------------------------
MA Water Resource Authority RB,  Series A,
6.50%, 7/15/19                                          A1/A/A+                  12,225,000           14,673,423
----------------------------------------------------------------------------------------------------------------
MA Water Resource Authority RRB, Series D,
MBIA Insured, 5%, 8/1/24                                Aaa/AAA/AAA               5,000,000            4,989,250
                                                                                                        --------
                                                                                                      27,052,371

----------------------------------------------------------------------------------------------------------------
MICHIGAN--7.7%
Detroit, MI GORB, Series B, 6.25%, 4/1/09               Baa1/BBB+                 4,065,000            4,531,052
----------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B, 6.375%, 4/1/06              Baa1/BBB+                 2,000,000            2,242,740
----------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B, 6.375%, 4/1/07              Baa1/BBB+                   500,000              560,685
----------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RB,
Prerefunded, FGIC Insured, Inverse
Floater, 7.831%, 7/1/23(1)                              NR/AAA                   10,100,000           11,981,125
----------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RRB,
Unrefunded Balance, FGIC Insured,
Inverse Floater, 7.831%, 7/1/23(1)                      Aaa/AAA/AAA               3,100,000            3,487,500
----------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB,
Prerefunded, FGIC Insured, Inverse
Floater, 9.323%, 7/1/22(1)                              Aaa/AAA/AAA               3,700,000            4,463,125
----------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB,
Unrefunded Balance, FGIC Insured, Inverse
Floater,  9.323%, 7/1/22(1)                             Aaa/AAA                   1,500,000            1,779,375


                      13  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
MICHIGAN (CONTINUED)
MI Hospital FAU RRB, FSA Insured, Inverse
Floater, 9.123%, 2/15/22(1)                             Aaa/AAA/AAA             $ 5,000,000          $ 5,793,750
----------------------------------------------------------------------------------------------------------------
MI Hospital FAU RRB, Genesys Regional
Medical Hospital, Series A, 5.50%, 10/1/27              Baa2/BBB/BBB              4,500,000            4,435,740
----------------------------------------------------------------------------------------------------------------
MI Strategic Fund SWD RRB, Genesee
Power Station Project, 7.50%, 1/1/21                    NR/NR                     3,650,000            3,945,577
----------------------------------------------------------------------------------------------------------------
Wayne Cnty., MI SPF Airport RRB, Northwest
Airlines, Inc. Facilities, Series 1995,
6.75%, 12/1/15                                          NR/NR                    10,460,000           11,456,420
                                                                                                     -----------
                                                                                                      54,677,089

----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
NH Housing FAU SFM RB, Series C,
6.90%, 7/1/19                                           Aa3/NR                    1,000,000            1,070,470
----------------------------------------------------------------------------------------------------------------
NEW JERSEY--4.4%
Bergen Cnty., NJ Utilities WPCAU RB,
Prerefunded, Series A, FGIC Insured,
6.50%, 12/15/12(4)                                      Aaa/AAA/AAA               5,600,000            6,238,736
----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Franciscan Oaks
Project, 5.75%, 10/1/23                                 NR/NR                     2,255,000            2,253,309
----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines,
5.70%, 1/1/18                                           NR/NR                     1,000,000            1,004,790
----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines,
5.75%, 1/1/24                                           NR/NR                     1,125,000            1,116,259
----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16                    Baa1/BBB+/A-             16,150,000           19,337,203
----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured,
6.50%, 1/1/16                                           Aaa/AAA/AAA               1,100,000            1,343,111
                                                                                                     -----------
                                                                                                      31,293,408

----------------------------------------------------------------------------------------------------------------
NEW YORK--5.3%
NYC GOB, Inverse Floater, 7.481%, 8/27/15(1)            Baa1/BBB+                 3,050,000            3,427,438
----------------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series A, 7.75%, 8/15/16          Aaa/AAA/A-                  115,000              129,021
----------------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series D, 8%, 8/1/15              Aaa/A-/A-                10,980,000           12,367,213
----------------------------------------------------------------------------------------------------------------
NYC GOB, Series H, 6.125%, 8/1/25                       A3/A-/A-                  5,000,000            5,519,250
----------------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series A,
7.75%, 8/15/16                                          A3/A-/A-                     37,500               41,920
----------------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series D,
8%, 8/1/15                                              A3/A-/A-                     20,000               22,268
----------------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series G,
7.625%, 2/1/15                                          A3/A-/A-                     75,000               83,728
----------------------------------------------------------------------------------------------------------------
NYC IDA SPF RB, Terminal One Group Assn.
Project, 6%, 1/1/19                                     A3/A/A-                   6,000,000            6,397,500
----------------------------------------------------------------------------------------------------------------
NYS GOB, Prerefunded, 6.875%, 3/1/12                    A2/A                      1,000,000            1,116,930
----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF,Series A, 6%, 11/1/06               Baa/A-                    4,000,000            4,498,840



                      14  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
NEW YORK (CONTINUED)
NYS HFA RRB, NYC HF, Series A, 6%, 5/1/08               Baa/A-                   $2,000,000           $2,241,860
----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, Unrefunded Balance,
7.90%, 11/1/99                                          Baa1/A-                   1,960,000            1,989,714
                                                                                                     -----------
                                                                                                      37,835,682

----------------------------------------------------------------------------------------------------------------
OHIO--4.2%
Cleveland, OH PPS First Mtg. RB, Series A,
MBIA Insured, 7%, 11/15/16                              Aaa/AAA                   2,000,000            2,378,780
----------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH HCF RRB, Series B,
6.25%, 2/1/22                                           NR/NR                     2,500,000            2,533,725
----------------------------------------------------------------------------------------------------------------
OH Building Authority RB, Juvenile
Correctional Projects, Series A, AMBAC
Insured, 6.60%, 10/1/14                                 Aaa/AAA/AAA                 500,000              571,555
----------------------------------------------------------------------------------------------------------------
OH HFA SFM RB, Series B, Inverse Floater,
10.226%, 3/1/31(1)                                      Aaa/AAA                   4,280,000            4,777,550
----------------------------------------------------------------------------------------------------------------
OH Solid Waste RB, Republic Engineered
Steels, Inc. Project, 9%, 6/1/21                        NR/NR                     7,800,000            8,375,952
----------------------------------------------------------------------------------------------------------------
OH SWD RB, USG Corporate Project,
5.65%, 3/1/33                                           Baa3/BBB                 10,000,000           10,062,500
----------------------------------------------------------------------------------------------------------------
Summit Cnty., OH GOB, AMBAC Insured,
6.625%, 12/1/12                                         Aaa/AAA/AAA               1,200,000            1,329,264
                                                                                                     -----------
                                                                                                      30,029,326

----------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.5%
Tulsa, OK Municipal Airport Trust RB,
American Airlines Project, 6.25%, 6/1/20                Baa/BBB-                  9,820,000           10,475,485
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--11.6%
Allegheny Cnty., PA HDAU RRB, Villa
St. Joseph HCF,6%, 8/15/28                              NR/NR                     2,000,000            1,972,160
----------------------------------------------------------------------------------------------------------------
PA EDFAU Facilities RB, National Gypsum Co.,
Series B, 6.125%, 11/2/27                               NR/NR                    10,000,000            9,921,300
----------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Colver Project, Series D,
7.15%, 12/1/18                                          NR/BBB-                   3,000,000            3,330,720
----------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC
Insured, Inverse Floater, 8.209%, 3/1/22(1)             Aaa/AAA/AAA              17,500,000           20,015,625
----------------------------------------------------------------------------------------------------------------
PA TUCM RRB, Series N, 6.50%, 12/1/13                   Aa3/AA-                     750,000              818,400
----------------------------------------------------------------------------------------------------------------
Philadelphia, PA GOUN, FSA Insured,
5%, 3/15/28                                             Aaa/AAA/AAA               3,500,000            3,465,350
----------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home
of Philadelphia, Series A, 5.50%, 11/15/18              NR/NR                     1,670,000            1,619,332
----------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home
of Philadelphia, Series A, 5.60%, 11/15/28              NR/NR                     1,275,000            1,245,101
----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Parking Authority RRB,
AMBAC Insured, 5%, 2/1/27                               Aaa/AAA/AAA               5,235,000            5,231,074



                      15  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
PENNSYLVANIA (CONTINUED)
Philadelphia, PA Water & Sewer RRB, Escrowed
to Maturity,Tenth Series, 7.35%, 9/1/04                 Aaa/AAA                 $ 2,440,000          $ 2,784,918
----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RB, FGIC
Insured, 10%, 6/15/05                                   Aaa/AAA/AAA              17,600,000           23,514,832
----------------------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
Energy Resources, Inc., 6.50%, 1/1/10(5)                NR/NR/BB+                 8,110,000            8,336,431
                                                                                                     -----------
                                                                                                      82,255,243

----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.5%
Charleston Cnty., SC RRB, Care Alliance Health
Services, Series A, FSA Insured, 5%, 8/15/28            Aaa/AAA/AAA               4,000,000            3,960,280
----------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Escrowed to Maturity,
Series A, FGIC Insured, 6.50%, 1/1/16                   Aaa/AAA                     285,000              346,475
----------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Unrefunded Balance,
Series A, FGIC Insured, 6.50%, 1/1/16                   Aaa/AAA                   1,715,000            2,087,189
----------------------------------------------------------------------------------------------------------------
SC Public Service Authority RB, Santee
Cooper, Prerefunded, Series D, AMBAC
Insured, 6.50%, 7/1/24                                  Aaa/AAA/AAA              10,000,000           11,159,300
                                                                                                     -----------
                                                                                                      17,553,244

----------------------------------------------------------------------------------------------------------------
TEXAS--15.8%
AAAU TX SPF RB, American Airlines, Inc.
Project, 7%, 12/1/11                                    Baa1/BBB-                 3,000,000            3,572,640
----------------------------------------------------------------------------------------------------------------
AAAU TX SPF RB, Federal Express Corp.
Project, 6.375%, 4/1/21                                 Baa2/BBB                 11,640,000           12,632,077
----------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD CAP GORB, Series A,
Zero Coupon, 5.886%, 2/15/14(3)                         Aaa/AAA                  15,710,000            7,718,637
----------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD CAP GORB, Series A,
Zero Coupon, 5.85%, 2/15/15(3)                          Aaa/AAA                  15,000,000            6,942,150
----------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD CAP GORB, Series A,
Zero Coupon, 5.908%, 2/15/16(3)                         Aaa/AAA                  16,240,000            7,092,495
----------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX International Airport
Facilities Improvement Corp. RB, American
Airlines, Inc., 7.25%, 11/1/30                          Baa1/BBB-                 8,000,000            8,797,840
----------------------------------------------------------------------------------------------------------------
Gulf Coast, TX Waste Disposal Authority
RB, 5.60%, 4/1/32                                       Baa3/BBB-                 6,000,000            5,922,840
----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien,
Prerefunded, 6.50%, 8/15/15                             Aa2/AA                      215,000              240,009
----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien,
Unrefunded Balance, 6.50%, 8/15/15                      Aa2/AA                      785,000              865,494
----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORRB, Toll Road, Sub. Lien,
6.75%, 8/1/14                                           Aa2/AA                    1,000,000            1,091,720
----------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior Lien, Unrefunded
Balance, Series B, 6.40%, 12/1/09                       A3/A                        995,000            1,102,629


                      16  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
TEXAS (CONTINUED)
Houston, TX WSS RB, Prior Lien, Unrefunded
Balance, Series B, 6.75%, 12/1/08                       A3/A                    $   440,000          $   482,750
----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded,
Series B, Inverse Floater, 8.008%, 5/15/06(1)           NR/AA                       290,000              324,092
----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded,
Series B, Inverse Floater, 8.109%, 5/15/06(1)           NR/AA                       480,000              536,534
----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, Inverse Floater, 8.008%, 5/15/06(1)           Aa2/AA                    2,710,000            2,975,661
----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, Inverse Floater, 8.109%, 5/15/08(1)           Aa2/AA                    4,520,000            4,963,954
----------------------------------------------------------------------------------------------------------------
Retama, TX Development Corp. SPF RRB, Retama
Racetrack, Escrowed to Maturity, Series A,
10%, 12/15/19                                           Aaa/AAA                   4,880,000            8,105,387
----------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, Series A,
4.50%, 2/1/21                                           Aa1/AA/AA+                6,000,000            5,659,680
----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.95%, 9/1/13(3)                                        Aaa/AAA/AAA               6,900,000            3,488,571
----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.93%, 9/1/14(3)                                        Aaa/AAA/AAA              17,500,000            8,379,700
----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.85%, 9/1/15(3)                                        Aaa/AAA/AAA              10,000,000            4,508,700
----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.985%, 9/1/16(3)                                       Aaa/AAA/AAA              39,990,000           17,008,947
                                                                                                       ---------
                                                                                                     112,412,507

----------------------------------------------------------------------------------------------------------------
VERMONT--0.2%
VT HFA Home Mtg. Purchase RB, Series A,
7.85%, 12/1/29                                          A1/A-                     1,570,000            1,614,478
----------------------------------------------------------------------------------------------------------------
VIRGINIA--4.2%
Pocahontas Parkway Assn., VA Toll Road RB,
CAP,First Tier, Sub. Lien, Series C, Zero Coupon,
5.60%, 8/15/05(3)                                       Ba1/NR                    2,300,000            1,614,094
----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP,
First Tier, Sub. Lien, Series C, Zero Coupon,
5.75%, 8/15/07(3)                                       Ba1/NR                    2,800,000            1,741,600
----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP,
First Tier, Sub. Lien, Series C, Zero Coupon,
5.80%, 8/15/08(3)                                       Ba1/NR                    3,000,000            1,756,950
----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP,
First Tier, Sub. Lien, Series C, Zero Coupon,
5.85%, 8/15/09(3)                                       Ba1/NR                    3,100,000            1,707,759
----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB,CAP,
Sr. Lien, Series B, Zero Coupon, 5.86%, 8/15/20(3)      Baa3/A/A                 25,000,000            7,605,000



                      17  Oppenheimer Municipal Bond Fund


                                                        RATINGS:
                                                        MOODY'S/                FACE                 MARKET VALUE
                                                        S&P/FITCH               AMOUNT               SEE NOTE 1
================================================================================================================
VIRGINIA (CONTINUED)
Pocahontas Parkway Assn., VA Toll Road RB,
CAP,Sr. Lien, Series B, Zero Coupon,
5.858%, 8/15/21(3)                                      Baa3/A/A                $26,300,000          $ 7,552,308
----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB,
CAP,Sr. Lien, Series B, Zero Coupon, 5.856%,
8/15/22(3)                                              Baa3/A/A                 29,900,000            8,104,993
                                                                                                    ------------
                                                                                                      30,082,704

----------------------------------------------------------------------------------------------------------------
WASHINGTON--2.9%
WA PP Supply System RRB, Nuclear
Project No. 1, 5.40%, 7/1/12                            Aa1/AA-/AA-              20,000,000           20,879,200
----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
WV Parkways ED & Tourism Authority
RB, FGIC Insured, Inverse Floater, 8.135%,
5/16/19( 1)                                             Aaa/AAA                   3,600,000            4,095,000
----------------------------------------------------------------------------------------------------------------
WISCONSIN--1.0%
WI Health & Educational FA RB, Sinai
Samaritan Medical Center, Inc., MBIA
Insured, 5.75%, 8/15/16                                 Aaa/AAA                   6,250,000            6,752,375
----------------------------------------------------------------------------------------------------------------
WI Housing & EDAU Home Ownership RRB,
Series A, 7.10%, 3/1/23                                 Aa2/AA                      580,000              617,850
                                                                                                    ------------
                                                                                                       7,370,225

----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.4%
Guam Housing Corp. SFM RB, Series A,
5.75%, 9/1/31                                           NR/AAA                    5,725,000            6,254,849
----------------------------------------------------------------------------------------------------------------
PR CMWLTH GOB, 5.375%, 7/1/25                           Baa1/A                    1,000,000            1,029,980
----------------------------------------------------------------------------------------------------------------
PR EPAU RB, Unrefunded Balance,
Series O, 7.125%, 7/1/14                                Baa1/BBB+                 2,350,000            2,425,224
                                                                                                    ------------
                                                                                                       9,710,053

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $638,279,374)                                        99.2%         704,014,981
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.8            5,749,435
                                                                                   --------         ------------
NET ASSETS                                                                            100.0%        $709,764,416
                                                                                   ========         ============


                      18  Oppenheimer Municipal Bond Fund

To simplify the listings of securities, abbreviations are used per the table below:

AAAU  --Alliance Airport Authority, Inc.                 IDA  --Industrial Development Agency
AB    --Airport Board                                    IDAU --Industrial Development Authority
AIC   --Airport Improvement Corp.                        ISD  --Independent School District
BOE   --Board of Education                               MEAU --Municipal Electric Authority
CAP   --Capital Appreciation                             MPA  --Municipal Power Agency
CDD   --Community Development District                   NYC  --New York City
CMWLTH--Commonwealth                                     NYS  --New York State
COP   --Certificates of Participation                    PP   --Public Power
DAU   --Development Authority                            PPS  --Public Power System
ED    --Economic Development                             PWBL --Public Works Board Lease
EDAU  --Economic Development Authority                   RA   --Redevelopment Agency
EDFAU --Economic Development Finance Authority           RB   --Revenue Bonds
EPAU  --Electric Power Authority                         RR   --Resource Recovery
FA    --Facilities Authority                             RRB  --Revenue Refunding Bonds
FAU   --Finance Authority                                SCDAU--Statewide Communities Development
GOB   --General Obligation Bonds                                Authority
GORB  --General Obligation Refunding Bonds               SFM  --Single Family Mortgage
GORRB --General Obligation Revenue Refunding             SPAST--Special Assessment
        Bonds                                            SPF  --Special Facilities
GOUN  --General Obligation Unlimited Notes               SPO  --Special Obligations
HCF   --Health Care Facilities                           SWD  --Solid Waste Disposal
HDAU  --Hospital Development Authority                   TUAU --Turnpike Authority
HEAA  --Higher Education Assistance Agency               TUCM --Turnpike Commission
HF    --Health Facilities                                TXAL --Tax Allocation
HFA   --Housing Finance Agency                           UDA  --Urban Development Agency
HFAU  --Health Facilities Authority                      WPCAU--Water Pollution Control Authority
HFDC  --Health Facilities Development Corp.              WSS  --Water & Sewer System


1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $75,273,229 or 10.61% of the Fund's net assets as of January 31, 1999.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $29,649,198 or 4.18% of the Fund's net assets as of January 31, 1999.

3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

4. Securities with an aggregate market value of $2,701,596 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

5. Identifies issues considered to be illiquid or restricted--see Note 6 of Notes to Financial Statements.

As of January 31, 1999, securities subject to the alternative minimum tax amount to $180,465,243 or 25.43% of the Fund's net assets.

See accompanying Notes to Financial Statements.

                      19  Oppenheimer Municipal Bond Fund

STATEMENT OF ASSETS AND LIABILITIES  January 31, 1999 (Unaudited)

================================================================================================================
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $638,279,374)--see accompanying statement                               $704,014,981
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     783,583
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               7,411,865
Shares of beneficial interest sold                                                                       554,006
Other                                                                                                     10,565
                                                                                                    ------------
Total assets                                                                                         712,775,000

================================================================================================================
LIABILITIES

Payables and other liabilities:
Dividends                                                                                              1,921,157
Shares of beneficial interest redeemed                                                                   526,707
Trustees' compensation--Note 1                                                                           260,246
Distribution and service plan fees                                                                       135,305
Daily variation on futures contracts--Note 5                                                              87,500
Other                                                                                                     79,669
                                                                                                    ------------
Total liabilities                                                                                      3,010,584

================================================================================================================
NET ASSETS                                                                                          $709,764,416
                                                                                                    ============

================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                     $644,632,159
----------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                 (1,438,960)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                 923,110
Net unrealized appreciation on investments--Notes 3 and 5                                             65,648,107
                                                                                                    ------------
Net assets                                                                                          $709,764,416
                                                                                                    ============

                      20  Oppenheimer Municipal Bond Fund

================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$593,163,710 and 56,575,862 shares of beneficial interest outstanding)                                    $10.48
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                               $11.00

----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,112,055
and 9,473,299 shares of beneficial interest outstanding)                                                  $10.46

----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,488,651
and 1,671,821 shares of beneficial interest outstanding)                                                  $10.46


See accompanying Notes to Financial Statements.

                      21  Oppenheimer Municipal Bond Fund

STATEMENT OF OPERATIONS  For the Six Months Ended January 31, 1999 (Unaudited)

================================================================================================================
INVESTMENT INCOME
Interest                                                                                             $20,523,230

================================================================================================================
EXPENSES

Management fees--Note 4                                                                                1,842,748
----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:

Class A                                                                                                  652,494
Class B                                                                                                  486,176
Class C                                                                                                   78,303
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                    223,006
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                       54,430
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               41,255
----------------------------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                                            39,422
----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                               14,838
----------------------------------------------------------------------------------------------------------------
Other                                                                                                     20,197
Total expenses                                                                                         3,452,869
Less expenses paid indirectly--Note 4                                                                    (20,050)
                                                                                                     -----------
Net expenses                                                                                           3,432,819

================================================================================================================
NET INVESTMENT INCOME                                                                                 17,090,411

================================================================================================================
REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments                                                                                            2,189,474
Closing of futures contracts                                                                             788,000
                                                                                                     -----------
Net realized gain                                                                                      2,977,474
Net change in unrealized appreciation or depreciation on investments                                  11,254,126
                                                                                                     -----------
Net realized and unrealized gain                                                                      14,231,600

================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $31,322,011
                                                                                                     ===========

See accompanying Notes to Financial Statements.

                      22  Oppenheimer Municipal Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                               JANUARY 31, 1999     YEAR ENDED
                                                                               (UNAUDITED)          JULY 31, 1998
================================================================================================================
OPERATIONS
Net investment income                                                          $ 17,090,411         $ 33,251,946
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          2,977,474           (3,864,299)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                            11,254,126            6,481,326
                                                                                   ---------           ---------
Net increase in net assets resulting from operations                             31,322,011           35,868,973

================================================================================================================
DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income:

Class A                                                                         (14,713,013)         (29,581,175)
Class B                                                                          (2,033,892)          (3,825,603)
Class C                                                                            (327,062)            (457,414)
================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                                           1,562,782           (8,655,646)
Class B                                                                           5,504,911            7,490,759
Class C                                                                           4,344,981            4,173,260

================================================================================================================
NET ASSETS
Total increase                                                                   25,660,718            5,013,154
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             684,103,698          679,090,544
                                                                               ------------         ------------
End of period (including overdistributed net investment
income of $1,438,960 and $1,455,404, respectively)                             $709,764,416         $684,103,698
                                                                               ============         ============

See accompanying Notes to Financial Statements.

                      23  Oppenheimer Municipal Bond Fund

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                              ---------------------------------------------------------------------
                                              SIX MONTHS
                                              ENDED
                                              JANUARY 31,
                                              1999           YEAR ENDED JULY 31,        YEAR ENDED DECEMBER 31,
                                              (UNAUDITED)    1998          1997          1996(2)     1995        1994
=====================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period           $10.27         $10.24       $ 9.74       $9.98       $8.93      $10.44
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income                             .26            .51          .55         .32         .54         .57
Net realized and unrealized
gain (loss)                                       .21            .04          .49        (.25)       1.06       (1.52)
                                              -------        -------       ------       -----       -----      ------
Total income (loss) from
investment operations                             .47            .55         1.04         .07        1.60        (.95)

---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:

Dividends from net investment income             (.26)          (.52)        (.54)       (.31)       (.54)       (.56)
Dividends in excess of net
investment income                                  --             --           --          --        (.01)         --
Distributions from net realized gain               --             --           --          --          --          --
                                              -------        -------       ------       -----       -----      ------
Total dividends and distributions
to shareholders                                  (.26)          (.52)        (.54)       (.31)       (.55)       (.56)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.48         $10.27       $10.24       $9.74       $9.98      $ 8.93
                                              =======        =======       ======       =====       =====      ======

=====================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              4.59%          5.55%       10.97%       0.77%      18.28%      (9.19)%


=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                               $593,164       $579,570     $586,546    $590,299    $634,473    $541,161
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $589,307       $581,630     $582,624    $606,509    $569,859    $582,038
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.96%(4)       5.00%        5.55%       5.58%(4)    5.65%       5.94%
Expenses(5)                                      0.85%(4)       0.87%        0.87%       0.92%(4)    0.88%       0.88%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          7%            21%          24%        24%          25%         22%


1. For the period from August 29, 1995, (inception of offering) to December 31, 1995.

2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

                      24  Oppenheimer Municipal Bond Fund

  CLASS B
  --------------------------------------------------------------------------------------------------------------
  SIX MONTHS
  ENDED
  JANUARY 31,
  1999                 YEAR ENDED JULY 31,                                           YEAR ENDED DECEMBER 31,
  (UNAUDITED)          1998                1997                  1996(2)              1995               1994
 ===============================================================================================================

  $10.25               $10.22              $ 9.73                $9.96                $8.92              $10.43
 ---------------------------------------------------------------------------------------------------------------


     .22                  .43                 .47                  .27                  .47                 .50

     .21                  .04                 .48                 (.23)                1.05               (1.52)
  ------             --------            --------              -------              -------            --------


     .43                  .47                 .95                  .04                 1.52               (1.02)
 ---------------------------------------------------------------------------------------------------------------
    (.22)                (.44)               (.46)                (.27)                (.47)               (.49)

      --                   --                  --                   --                 (.01)                 --
      --                   --                  --                   --                   --                  --
  ------             --------            --------              -------              -------            --------


    (.22)                (.44)               (.46)                (.27)                (.48)               (.49)
 ---------------------------------------------------------------------------------------------------------------
  $10.46               $10.25              $10.22                $9.73                $9.96              $ 8.92
  ======             ========            ========              =======              =======            ========
 ===============================================================================================================
    4.20%                4.75%              10.05%                0.43%               17.30%              (9.91)%

 ===============================================================================================================
 $99,112              $91,677             $83,897              $74,055              $72,488             $53,245
 ---------------------------------------------------------------------------------------------------------------

 $96,483              $88,531             $77,881              $73,047              $63,669             $46,548
 ---------------------------------------------------------------------------------------------------------------

    4.18%(4)             4.21%               4.76%                4.79%(4)             4.84%               5.11%
    1.63%(4)             1.65%               1.65%                1.70%(4)             1.68%               1.69%
 ---------------------------------------------------------------------------------------------------------------
       7%                  21%                 24%                  24%                  25%                 22%


3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.

4. Annualized.

5. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.


                      25  Oppenheimer Municipal Bond Fund

                                            CLASS C
                                            -------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                                                        PERIOD
                                            JANUARY 31,                                                  ENDED
                                            1999           YEAR ENDED JULY 31,                           DEC. 31,
                                            (UNAUDITED)    1998            1997            1996(2)       1995(1)
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $10.25         $10.22         $ 9.73          $9.96         $9.58
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income                             .23            .43            .46            .27           .15
Net realized and unrealized
gain (loss)                                       .20            .04            .49           (.23)          .39
                                             --------       --------       --------        -------       -------

Total income (loss) from

investment operations                             .43            .47            .95            .04           .54

----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.22)          (.44)          (.46)          (.27)         (.15)
Dividends in excess of net
investment income                                  --             --             --             --          (.01)
Distributions from net realized gain               --             --             --             --            --
                                             --------       --------       --------        -------       -------
Total dividends and distributions
to shareholders                                  (.22)          (.44)          (.46)          (.27)         (.16)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.46         $10.25         $10.22          $9.73         $9.96
                                             ========       ========       ========        =======       =======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              4.20%          4.75%         10.03%          0.40%         5.64%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                $17,488        $12,857         $8,648         $4,210        $1,975
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $15,559        $10,655         $5,724         $3,105        $1,506
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.18%(4)       4.30%          4.72%          4.72%(4)      4.49%(4)
Expenses(5)                                      1.62%(4)       1.64%          1.67%          1.75%(4)      1.64%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          7%            21%            24%            24%           25%


6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 1999, were $59,587,144 and $49,769,751, respectively.

See accompanying Notes to Financial Statements.


                      26  Oppenheimer Municipal Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Municipal Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek current income exempt from federal income taxes by investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                      27  Oppenheimer Municipal Bond Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $2,058,000, which expires between 2003 and 2006.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 1999, a provision of $3,625 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $252,996 as of January 31, 1999.

        The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


                      28  Oppenheimer Municipal Bond Fund

================================================================================
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, accrued market discount is recognized at maturity or disposition as taxable ordinary income. Taxable ordinary income is realized to the extent of the lesser of gain or accrued market discount. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED JANUARY 31, 1999      YEAR ENDED JULY 31, 1998
                                        ---------------------------------      ---------------------------------
                                        SHARES             AMOUNT              SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
Class A:
Sold                                      6,411,979        $ 66,630,841           7,539,023        $  77,439,740
Dividends reinvested                        910,346           9,441,708           1,883,571           19,274,883
Redeemed                                 (7,167,115)        (74,509,767)        (10,278,245)        (105,370,269)
                                         ----------        ------------         -----------        -------------
Net increase (decrease)                     155,210        $  1,562,782            (855,651)       $  (8,655,646)
                                         ==========        ============         ===========        =============

----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                      1,364,445        $ 14,162,157           2,062,272        $  21,072,590
Dividends reinvested                        123,306           1,276,074             230,245            2,351,819
Redeemed                                   (957,625)         (9,933,320)         (1,556,731)         (15,933,650)
                                         ----------        ------------         -----------        -------------
Net increase                                530,126        $  5,504,911             735,786        $   7,490,759
                                         ==========        ============         ===========        =============

----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                        603,210        $  6,271,438             679,752        $   6,954,811
Dividends reinvested                         22,851             236,486              30,969              316,430
Redeemed                                   (208,678)         (2,162,943)           (302,537)          (3,097,981)
                                         ----------        ------------         -----------        -------------
Net increase                                417,383        $  4,344,981             408,184        $   4,173,260
                                         ==========        ============         ===========        =============


                      29  Oppenheimer Municipal Bond Fund

================================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
As of January 31, 1999, net unrealized appreciation on investments of $65,735,607 was composed of gross appreciation of $66,011,110, and gross depreciation of $275,503.

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended January 31, 1999 was 0.52% of the average annual net assets of Class A, Class B and Class C shares.

        For the six months ended January 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $374,356, of which $89,729 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $37,348, $351,275 and $35,284, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $22,449 and $2,051, respectively. During the six months ended January 31, 1999, OFDI received contingent deferred sales charges of $138,335 and $3,067, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

        OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

        Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

        The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended January 31, 1999, OFDI paid $54,817 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                      30  Oppenheimer Municipal Bond Fund

==============================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended January 31, 1999, OFDI paid $5,293 and $1,594, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $385,873 and $56,851, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of January 31, 1999, OFDI had incurred excess distribution and servicing costs of $2,365,090 for Class B and $196,156 for Class C.


==============================================================================
5. FUTURES CONTRACTS
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient than actually buying fixed income securities.

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                      31  Oppenheimer Municipal Bond Fund

==============================================================================
5. FUTURES CONTRACTS(CONTINUED)

As of January 31, 1999, the Fund had outstanding futures contracts as follows:

                                         EXPIRATION          NUMBER OF           VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                     DATE                CONTRACTS           JANUARY 31, 1999    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
U.S. Treasury Bonds, 20 yr.              3/99                700                 $89,600,000             $87,500

==============================================================================
6. ILLIQUID AND RESTRICTED SECURITIES
As of January 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of January 31, 1999 was $8,336,431, which represents 1.17% of the Fund's net assets.


==============================================================================
7. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings of up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

        The Fund had no borrowings outstanding during the six months ended January 31, 1999.


                      32  Oppenheimer Municipal Bond Fund

OPPENHEIMER MUNICIPAL BOND FUND


=============================================================================================
OFFICERS AND TRUSTEES                 Leon Levy, Chairman of the Board of Trustees
                                      Donald W. Spiro, Vice Chairman of the Board of Trustees
                                      Bridget A. Macaskill, Trustee and President
                                      Robert G. Galli, Trustee
                                      Benjamin Lipstein, Trustee
                                      Elizabeth B. Moynihan, Trustee
                                      Kenneth A. Randall, Trustee
                                      Edward V. Regan, Trustee
                                      Russell S. Reynolds, Jr., Trustee
                                      Pauline Trigere, Trustee
                                      Clayton K. Yeutter, Trustee
                                      Robert E. Patterson, Vice President
                                      George C. Bowen, Treasurer
                                      Robert J. Bishop, Assistant Treasurer
                                      Scott T. Farrar, Assistant Treasurer
                                      Andrew J. Donohue, Secretary
                                      Robert G. Zack, Assistant Secretary

=============================================================================================
INVESTMENT ADVISOR                    OppenheimerFunds, Inc.

=============================================================================================
DISTRIBUTOR                           OppenheimerFunds Distributor, Inc.

=============================================================================================
TRANSFER AND SHAREHOLDER              OppenheimerFunds Services
SERVICING AGENT

=============================================================================================
CUSTODIAN OF                          Citibank, N.A.
PORTFOLIO SECURITIES

=============================================================================================
INDEPENDENT AUDITORS                  KPMG LLP

=============================================================================================
LEGAL COUNSEL                         Gordon Altman Butowsky Weitzen Shalov & Wein

                                      The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

                                      This is a copy of a report to
                                      shareholders of Oppenheimer Municipal
                                      Bond Fund. This report must be preceded
                                      or accompanied by a Prospectus of
                                      Oppenheimer Municipal Bond Fund. For
                                      material information concerning the Fund, see the Prospectus.

                                      Shares of Oppenheimer funds are not
                                      deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                    33  Oppenheimer Municipal Bond Fund

OPPENHEIMERFUNDS FAMILY

======================================================================================================
REAL ASSET FUNDS
------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

======================================================================================================
GLOBAL STOCK FUNDS
------------------------------------------------------------------------------------------------------
Developing Markets Fund              International Growth Fund          Quest Global Value Fund
International Small                  Global Fund                        Global Growth & Income Fund
  Company Fund                       Europe Fund

======================================================================================================
STOCK FUNDS
------------------------------------------------------------------------------------------------------
Enterprise Fund                      MidCap Fund                        Growth Fund
Discovery Fund                       Capital Appreciation Fund          Disciplined Value Fund
Quest Small Cap Value Fund           Quest Capital Value Fund           Quest Value Fund
                                                                        Large Cap Growth Fund

======================================================================================================
STOCK & BOND FUNDS
------------------------------------------------------------------------------------------------------
Main Street Growth &                 Total Return Fund                  Disciplined Allocation Fund
  Income Fund(1)                     Quest Balanced                     Multiple Strategies Fund
Quest Opportunity                      Value Fund                       Convertible Securities Fund
Value Fund                           Equity Income Fund

======================================================================================================
TAXABLE BOND FUNDS
------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund               U.S. Government Trust
World Bond Fund                      Strategic Income Fund              Limited-Term Government Fund
High Yield Fund                      Bond Fund

======================================================================================================
MUNICIPAL BOND FUNDS
------------------------------------------------------------------------------------------------------
California Municipal Fund(2)         Pennsylvania Municipal Fund(2)     Rochester Division:
Florida Municipal Fund(2)            Municipal Bond Fund                Rochester Fund Municipals
New Jersey Municipal Fund(2)         Insured Municipal Fund             Limited Term New York
New York Municipal Fund(2)           Intermediate Municipal Fund          Municipal Fund

======================================================================================================
MONEY MARKET FUNDS(3)
------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves


1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

2. Available only to investors in certain states.

3. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                      34  Oppenheimer Municipal Bond Fund

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--------------------------------------------------------------------------------

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[OPPENHEIMERFUNDS LOGO]



RS0310.001.0199  April 1, 1999